Schedule of Investments ─ NYLI Candriam International Equity ETF

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.4%

Australia — 8.5%
Ampol Ltd.(a)	4,166	$73,360
ANZ Group Holdings Ltd.	51,953	1,027,580
APA Group	22,578	121,964
ASX Ltd.	3,356	151,361
Atlas Arteria Ltd.	18,474	61,375
Aurizon Holdings Ltd.	31,128	64,935
BlueScope Steel Ltd.	7,628	116,741
Brambles Ltd.	24,032	369,959
CAR Group Ltd.	5,894	144,887
Charter Hall Group	8,109	105,464
Cochlear Ltd.	1,132	232,149
Coles Group Ltd.	22,703	303,163
Commonwealth Bank of Australia	29,203	3,345,119
Computershare Ltd.	9,145	248,179
Dexus	18,505	84,235
EBOS Group Ltd.	2,766	66,786
Evolution Mining Ltd.	34,628	158,519
Goodman Group	34,650	784,843
GPT Group (The)	33,392	109,647
Insurance Australia Group Ltd.	41,380	233,654
Lynas Rare Earths Ltd.*(a)	16,161	108,943
Macquarie Group Ltd.	6,250	874,749
Medibank Pvt Ltd.	48,423	159,003
Mirvac Group	68,656	99,459
National Australia Bank Ltd.	53,357	1,336,708
NEXTDC Ltd.*(a)	11,222	104,839
Northern Star Resources Ltd.	19,576	196,244
Pilbara Minerals Ltd.*(a)	47,940	49,540
Pro Medicus Ltd.	853	176,783
QBE Insurance Group Ltd.	26,448	395,061
Ramsay Health Care Ltd.	3,167	79,055
REA Group Ltd.	840	129,519
Reece Ltd.	4,950	43,344
Scentre Group	91,422	220,732
SEEK Ltd.	5,979	93,314
SGH Ltd.	3,405	112,378
Sonic Healthcare Ltd.	8,158	145,022
Stockland	41,958	149,931
Suncorp Group Ltd.	18,936	255,543
Technology One Ltd.	5,080	134,362
Telstra Group Ltd.	200,948	643,019
Transurban Group	54,325	483,383
Vicinity Ltd.	66,965	106,495
Washington H Soul Pattinson & Co., Ltd.(a)	4,149	108,402
Wesfarmers Ltd.	19,675	1,086,257
Westpac Banking Corp.	59,650	1,298,876
WiseTech Global Ltd.	3,169	243,578
Woodside Energy Group Ltd.	33,182	568,074
Woolworths Group Ltd.	21,193	429,957
Worley Ltd.	6,527	56,102
Total Australia		17,692,592

Austria — 0.5%
ANDRITZ AG	1,238	86,788
BAWAG Group AG*	1,316	166,889
CA Immobilien Anlagen AG	513	13,751
CPI Europe AG*	565	11,789
Erste Group Bank AG	5,300	488,623
EVN AG	611	16,574
Verbund AG	1,157	86,539
voestalpine AG	1,939	53,751
Wienerberger AG	1,875	63,350
Total Austria		988,054

Belgium — 0.6%
Ageas SA	2,659	181,840
Azelis Group NV	1,987	31,111
Colruyt Group NV	567	24,323
D’ieteren Group	367	73,004
Elia Group SA	756	87,566
	Shares	Value
Common Stocks (continued)

Belgium (continued)
Financiere de Tubize SA	335	$56,977
Lotus Bakeries NV	7	59,608
Sofina SA	262	80,845
Solvay SA(a)	1,244	39,269
UCB SA	2,102	458,191
Warehouses De Pauw CVA	3,120	73,276
Total Belgium		1,166,010

Chile — 0.1%
Antofagasta PLC	6,084	151,122

China — 0.4%
Alibaba Health Information Technology Ltd.*	87,120	54,159
BYD Electronic International Co., Ltd.	13,223	55,419
China Gas Holdings Ltd.	46,705	49,085
China Mengniu Dairy Co., Ltd.	51,961	108,423
Chow Tai Fook Jewellery Group Ltd.	30,205	50,636
CSPC Pharmaceutical Group Ltd.	141,639	178,988
Fosun International Ltd.	36,059	24,897
Geely Automobile Holdings Ltd.	101,455	228,500
Wilmar International Ltd.	30,491	69,332
Total China		819,439

Denmark — 0.8%
AP Moller - Maersk A/S, Class A	46	90,873
AP Moller - Maersk A/S, Class B	76	151,479
Genmab A/S*	1,134	250,025
Novonesis Novozymes B, Class B	6,341	414,120
Orsted A/S*(a)	2,575	121,762
Pandora A/S	1,434	238,749
Tryg A/S	5,919	143,348
Vestas Wind Systems A/S	17,607	324,063
Total Denmark		1,734,419

Faroe Islands — 0.0%(b)
Bakkafrost P/F	869	35,002

Finland — 1.3%
Elisa OYJ	2,469	127,617
Huhtamaki OYJ	1,825	63,165
Kesko OYJ, B Shares(a)	4,704	102,725
Kone OYJ, Class B	5,804	358,320
Metso Outotec OYJ(a)	11,219	142,082
Neste OYJ	7,499	118,745
Nokia OYJ(a)	88,361	362,866
Nordea Bank Abp	55,548	813,788
Orion OYJ, Class B	1,873	150,704
Stora Enso OYJ, R Shares	9,904	102,405
UPM-Kymmene OYJ	9,236	240,490
Wartsila OYJ Abp	8,524	236,488
Total Finland		2,819,395

France — 5.1%
Air Liquide SA	9,847	1,947,513
AXA SA	29,983	1,464,645
Bouygues SA	3,405	140,883
Capgemini SE	2,734	409,610
Cie de Saint-Gobain SA	7,904	907,362
Cie Generale des Etablissements Michelin SCA	11,608	415,317
Credit Agricole SA	17,164	317,266
Dassault Systemes SE	11,884	392,955
Hermes International SCA	566	1,393,444
Kering SA	1,246	308,751
Legrand SA	4,405	655,171
L’Oreal SA	3,908	1,741,516
Publicis Groupe SA(a)	4,004	367,537

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

France (continued)
Sartorius Stedim Biotech	487	$98,101
Total France		10,560,071

Germany — 8.7%
adidas AG	2,899	557,596
Bayerische Motoren Werke AG	5,151	494,519
Beiersdorf AG	1,692	211,086
Deutsche Boerse AG	3,187	926,871
Deutsche Post AG	16,800	758,558
Deutsche Telekom AG	56,856	2,048,537
E.ON SE	38,730	707,257
Fresenius Medical Care AG	3,667	186,685
Fresenius SE & Co. KGaA	7,199	345,897
Hapag-Lloyd AG	114	16,558
Heidelberg Materials AG	2,222	514,993
Infineon Technologies AG	22,790	903,425
Knorr-Bremse AG	1,159	116,535
Mercedes-Benz Group AG	12,124	695,211
Merck KGaA	2,262	285,562
SAP SE	18,028	5,174,969
Siemens AG	13,035	3,355,314
Symrise AG	2,323	211,373
Talanx AG	1,054	140,660
Vonovia SE	12,255	382,640
Total Germany		18,034,246

Hong Kong — 2.6%
AIA Group Ltd.	187,018	1,748,678
Cathay Pacific Airways Ltd.	10,441	15,562
CK Infrastructure Holdings Ltd.	10,532	74,261
Futu Holdings Ltd.	1,019	156,600
Hang Lung Properties Ltd.	29,471	30,334
Hang Seng Bank Ltd.	12,480	182,192
HKT Trust & HKT Ltd.	63,512	100,001
Hong Kong & China Gas Co., Ltd.	189,884	169,565
Hong Kong Exchanges & Clearing Ltd.	20,878	1,135,657
Link REIT	45,410	253,949
MTR Corp., Ltd.(a)	27,644	99,483
Power Assets Holdings Ltd.	23,988	157,985
Prudential PLC	45,723	583,170
Sino Biopharmaceutical Ltd.	172,293	165,050
Sino Land Co., Ltd.	62,826	72,430
Swire Pacific Ltd., Class A	6,494	58,777
Swire Pacific Ltd., Class B	13,058	20,560
Swire Properties Ltd.	18,216	48,963
Techtronic Industries Co., Ltd.	23,825	286,203
Wharf Real Estate Investment Co., Ltd.	27,222	86,521
Total Hong Kong		5,445,941

Ireland — 0.6%
AerCap Holdings NV	3,235	346,954
AIB Group PLC	35,861	285,259
Bank of Ireland Group PLC	17,292	233,638
Kerry Group PLC, Class A	2,619	243,252
Kingspan Group PLC	2,690	223,677
Total Ireland		1,332,780

Israel — 0.5%
Bank Leumi Le-Israel BM	26,193	486,940
Check Point Software Technologies Ltd.*	1,470	273,714
Global-e Online Ltd.*	1,682	55,758
Nice Ltd.*	1,107	173,983
Wix.com Ltd.*	943	128,276
Total Israel		1,118,671

Italy — 2.4%
A2A SpA	27,134	66,242
Banca Mediolanum SpA	3,546	62,908
Banco BPM SpA	20,519	263,031
	Shares	Value
Common Stocks (continued)

Italy (continued)
Enel SpA	134,389	$1,189,445
FinecoBank Banca Fineco SpA	10,734	229,985
Generali	15,875	594,511
Intesa Sanpaolo SpA	255,885	1,550,756
Mediobanca Banca di Credito Finanziario SpA	8,955	198,223
Moncler SpA	3,726	200,179
Nexi SpA(a)	9,092	52,135
Prysmian SpA	4,923	396,563
Recordati Industria Chimica e Farmaceutica SpA	1,890	109,025
Total Italy		4,913,003

Japan — 26.9%
Advantest Corp.	12,834	882,633
Aeon Co., Ltd.	13,843	444,554
Ajinomoto Co., Inc.	15,011	399,475
Alfresa Holdings Corp.	3,018	44,058
Amada Co., Ltd.	5,272	59,781
Asahi Kasei Corp.	21,589	151,415
Asics Corp.	11,030	261,504
Astellas Pharma, Inc.	31,255	327,825
Azbil Corp.	8,989	84,906
Bandai Namco Holdings, Inc.	10,052	327,820
BayCurrent, Inc.	2,248	129,597
Bridgestone Corp.	9,594	390,849
Brother Industries Ltd.	4,392	75,221
Canon, Inc.(a)	15,753	450,101
Capcom Co., Ltd.	5,886	151,594
Central Japan Railway Co.	16,300	380,274
Chiba Bank Ltd. (The)	10,956	103,448
Chugai Pharmaceutical Co., Ltd.	11,191	547,299
Coca-Cola Bottlers Japan Holdings, Inc.	2,260	34,690
Concordia Financial Group Ltd.	19,072	128,122
CyberAgent, Inc.	7,222	73,518
Dai Nippon Printing Co., Ltd.	7,131	110,428
Daifuku Co., Ltd.	5,762	148,400
Daiichi Sankyo Co., Ltd.	30,331	749,735
Daiwa House Industry Co., Ltd.	10,020	333,168
Daiwa House REIT Investment Corp.	38	63,908
Daiwa Securities Group, Inc.	22,893	160,789
Denso Corp.	28,941	395,380
Dentsu Group, Inc.	3,428	68,073
Disco Corp.	1,559	471,859
East Japan Railway Co.	17,265	369,174
Ebara Corp.	8,123	151,131
Eisai Co., Ltd.	4,490	127,484
ENEOS Holdings, Inc.	46,680	246,156
FANUC Corp.	16,334	463,554
Fast Retailing Co., Ltd.	3,066	944,889
FUJIFILM Holdings Corp.	20,356	426,882
Fujitsu Ltd.	31,519	692,184
Fukuoka Financial Group, Inc.	3,212	88,637
GLP J-Reit	82	72,141
Hakuhodo DY Holdings, Inc.	3,814	30,298
Hamamatsu Photonics K.K.	4,888	60,136
Hankyu Hanshin Holdings, Inc.	4,125	107,884
Haseko Corp.	4,446	66,323
Hirose Electric Co., Ltd.	502	63,811
Hitachi Construction Machinery Co., Ltd.	1,805	52,653
Hitachi Ltd.	76,219	2,378,821
Honda Motor Co., Ltd.	80,830	842,701
Hoya Corp.	5,921	754,608
Hulic Co., Ltd.	9,629	92,486
Ibiden Co., Ltd.	2,153	92,418
Inpex Corp.	14,890	212,474
Isetan Mitsukoshi Holdings Ltd.	5,679	81,339
Isuzu Motors Ltd.	10,301	133,301
ITOCHU Corp.	21,743	1,146,133
J Front Retailing Co., Ltd.	4,351	59,196
Japan Exchange Group, Inc.	18,019	177,203

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
Japan Metropolitan Fund Invest	122	$89,253
Japan Post Bank Co., Ltd.	23,938	269,610
Japan Post Holdings Co., Ltd.	30,211	281,544
Japan Post Insurance Co., Ltd.	3,163	81,463
Japan Real Estate Investment Corp.	124	101,263
JFE Holdings, Inc.	10,285	119,563
Kajima Corp.	7,548	190,236
Kansai Paint Co., Ltd.	2,561	36,629
Kao Corp.	7,906	357,752
Kawasaki Kisen Kaisha Ltd.	6,327	90,073
KDDI Corp.	50,783	838,707
Keio Corp.	1,897	44,584
Keisei Electric Railway Co., Ltd.	7,608	64,481
Kewpie Corp.	1,799	49,370
Keyence Corp.	3,219	1,180,696
Kikkoman Corp.	13,008	114,440
Kintetsu Group Holdings Co., Ltd.	3,296	63,436
Koito Manufacturing Co., Ltd.	3,570	45,949
Kose Corp.	594	22,995
Kubota Corp.	16,586	186,199
Kuraray Co., Ltd.	5,092	63,559
Kurita Water Industries Ltd.	1,951	75,968
Kyocera Corp.	23,288	278,846
Kyowa Kirin Co., Ltd.	4,104	70,820
Kyushu Railway Co.	2,438	59,292
Lasertec Corp.	1,380	142,314
Lixil Corp.	4,857	56,640
Marubeni Corp.	25,414	525,690
Marui Group Co., Ltd.	3,106	63,587
MatsukiyoCocokara & Co.	5,905	121,753
Mebuki Financial Group, Inc.	15,959	87,348
Medipal Holdings Corp.	3,119	52,020
MEIJI Holdings Co., Ltd.	4,257	86,614
MINEBEA MITSUMI, Inc.	5,823	92,745
MISUMI Group, Inc.	4,947	72,054
Mitsubishi Chemical Group Corp.	22,735	124,964
Mitsubishi Estate Co., Ltd.	20,171	380,112
Mitsui Chemicals, Inc.	3,105	70,004
Mitsui Fudosan Co., Ltd.	47,468	428,488
Mitsui OSK Lines Ltd.(a)	5,921	200,062
Mizuho Financial Group, Inc.	43,530	1,296,398
MonotaRO Co., Ltd.	4,303	77,314
MS&AD Insurance Group Holdings, Inc.	22,749	490,367
Murata Manufacturing Co., Ltd.	29,338	442,034
NEC Corp.	21,726	635,055
NGK Insulators Ltd.	4,149	52,850
Nichirei Corp.	3,710	45,051
Nikon Corp.	4,655	45,577
Nintendo Co., Ltd.	20,140	1,698,240
Nippon Building Fund, Inc.	145	133,636
Nippon Prologis REIT, Inc.	117	63,516
Nippon Sanso Holdings Corp.	3,281	117,161
Nippon Steel Corp.	17,567	340,788
Nippon Yusen K.K.	7,409	260,973
Nissan Chemical Corp.	2,225	73,065
Nisshin Seifun Group, Inc.	4,271	49,750
Nissin Foods Holdings Co., Ltd.	3,171	60,493
Niterra Co., Ltd.	2,739	95,076
Nitto Denko Corp.	12,189	254,398
Nomura Holdings, Inc.	52,750	352,263
Nomura Real Estate Holdings, Inc.	9,028	50,438
Nomura Real Estate Master Fund, Inc.	71	75,201
Nomura Research Institute Ltd.	6,980	279,163
NTT Data Group Corp.	10,861	286,076
NTT, Inc.	937,989	951,732
Obayashi Corp.	11,477	169,949
Odakyu Electric Railway Co., Ltd.	5,528	60,002
Oji Holdings Corp.	13,896	68,254
Omron Corp.(a)	3,073	80,023
Ono Pharmaceutical Co., Ltd.	6,986	78,473
Open House Group Co., Ltd.	1,309	58,529
	Shares	Value
Common Stocks (continued)

Japan (continued)
Oriental Land Co., Ltd.	19,084	$395,008
ORIX Corp.	19,894	449,447
Otsuka Holdings Co., Ltd.	7,827	379,817
Panasonic Holdings Corp.	38,866	372,015
Persol Holdings Co., Ltd.	31,473	60,648
Rakuten Group, Inc.*	25,152	129,023
Recruit Holdings Co., Ltd.	25,224	1,517,178
Renesas Electronics Corp.	28,523	353,659
Resona Holdings, Inc.	37,793	348,812
Resonac Holdings Corp.	3,113	75,790
Ricoh Co., Ltd.	9,103	80,478
Rohm Co., Ltd.	5,823	73,825
Ryohin Keikaku Co., Ltd.	4,526	215,631
Santen Pharmaceutical Co., Ltd.	5,500	61,014
Sanwa Holdings Corp.	3,342	91,891
SCREEN Holdings Co., Ltd.	1,468	116,859
SCSK Corp.	2,494	78,120
Secom Co., Ltd.	7,267	261,524
Seibu Holdings, Inc.	3,899	109,642
Seiko Epson Corp.	4,668	59,724
Sekisui Chemical Co., Ltd.	6,476	113,280
Sekisui House Ltd.(a)	10,449	221,276
SG Holdings Co., Ltd.	5,342	59,687
Sharp Corp.*	4,836	23,066
Shimadzu Corp.	4,076	91,002
Shimano, Inc.	1,352	148,905
Shimizu Corp.	9,462	105,657
Shin-Etsu Chemical Co., Ltd.	30,056	877,744
Shionogi & Co., Ltd.	13,290	224,834
Shiseido Co., Ltd.	6,887	112,369
SMC Corp.	986	345,275
Sojitz Corp.	3,908	93,639
Sompo Holdings, Inc.	15,965	474,404
Sony Group Corp.	105,279	2,575,749
Square Enix Holdings Co., Ltd.	1,538	104,955
Stanley Electric Co., Ltd.	1,944	36,937
Subaru Corp.	9,990	184,506
Sugi Holdings Co., Ltd.	1,785	43,351
Sumitomo Chemical Co., Ltd.	24,972	63,005
Sumitomo Electric Industries Ltd.	12,760	318,629
Sumitomo Forestry Co., Ltd.	8,746	89,642
Sumitomo Heavy Industries Ltd.	1,994	44,598
Sumitomo Metal Mining Co., Ltd.	4,505	100,430
Sumitomo Mitsui Financial Group, Inc.	67,130	1,719,566
Sumitomo Mitsui Trust Group, Inc.	11,531	304,720
Sumitomo Rubber Industries Ltd.	3,053	35,187
Suntory Beverage & Food Ltd.	2,171	65,897
Sysmex Corp.	8,376	137,861
T&D Holdings, Inc.	9,016	222,682
Taisei Corp.	2,817	169,699
TDK Corp.	33,175	409,356
Terumo Corp.	23,495	399,819
TIS, Inc.	3,792	121,852
Tobu Railway Co., Ltd.	3,350	57,252
Tokyo Century Corp.	2,867	33,081
Tokyo Electron Ltd.	7,914	1,437,188
Tokyo Gas Co., Ltd.	5,932	199,014
Tokyu Corp.	8,665	98,226
Tokyu Fudosan Holdings Corp.	10,360	73,727
TOPPAN Holdings, Inc.	4,399	119,639
Tosoh Corp.	5,205	78,873
TOTO Ltd.	2,658	68,722
Toyota Motor Corp.	184,449	3,304,872
Trend Micro, Inc.	2,178	133,550
Tsuruha Holdings, Inc.	646	47,711
Unicharm Corp.	19,644	136,534
United Urban Investment Corp.	53	58,390
USS Co., Ltd.	6,924	75,752
West Japan Railway Co.	7,519	165,923
Yakult Honsha Co., Ltd.	4,636	74,918
Yamada Holdings Co., Ltd.	11,326	34,732

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
Yamaha Corp.	6,237	$45,070
Yamaha Motor Co., Ltd.	15,402	111,911
Yamato Holdings Co., Ltd.	4,708	68,667
Yaskawa Electric Corp.	4,008	84,743
Yokogawa Electric Corp.	3,910	104,677
Yokohama Rubber Co., Ltd. (The)	2,292	66,249
Zensho Holdings Co., Ltd.	1,622	86,179
ZOZO, Inc.	6,975	69,289
Total Japan		56,011,982

Luxembourg — 0.1%
CVC Capital Partners PLC	11,306	218,819

Mexico — 0.0%(b)
Fresnillo PLC	3,202	59,323

Netherlands — 5.3%
Adyen NV*	485	838,540
Argenx SE*	1,056	707,869
ASM International NV	803	392,902
ASML Holding NV	6,791	4,765,382
ING Groep NV	56,886	1,334,074
Koninklijke Ahold Delhaize NV	15,956	631,878
Koninklijke KPN NV	57,056	255,988
NXP Semiconductors NV	4,431	947,215
Universal Music Group NV	16,454	477,965
Wolters Kluwer NV	4,125	645,394
Total Netherlands		10,997,207

New Zealand — 0.4%
a2 Milk Co., Ltd. (The)	11,830	61,528
Auckland International Airport Ltd.	29,542	131,324
Contact Energy Ltd.	13,736	73,873
Infratil Ltd.	16,006	109,894
Mercury NZ Ltd.	11,484	41,999
Meridian Energy Ltd.	22,284	74,986
Spark New Zealand Ltd.	31,853	45,695
Xero Ltd.*	2,513	292,840
Total New Zealand		832,139

Norway — 0.7%
Aker ASA, A Shares	365	25,283
DNB Bank ASA	14,329	365,135
Gjensidige Forsikring ASA	3,173	84,030
Leroy Seafood Group ASA	4,693	21,510
Nordic Semiconductor ASA*	2,885	39,855
Norsk Hydro ASA	22,622	135,291
Orkla ASA	13,024	137,914
SpareBank 1 SOR-Norge ASA	3,604	63,513
Storebrand ASA	7,070	101,172
Telenor ASA	11,022	169,932
TOMRA Systems ASA	4,069	57,121
Var Energi ASA	15,398	53,344
Vend Marketplaces ASA, Class A	1,134	45,257
Vend Marketplaces ASA, Class B	1,580	59,802
Wallenius Wilhelmsen ASA	1,769	15,957
Total Norway		1,375,116

Poland — 0.8%
Allegro.eu SA*	9,976	98,892
Bank Polska Kasa Opieki SA	3,104	170,163
Budimex SA	218	32,846
CD Projekt SA	1,198	80,594
Dino Polska SA*	8,370	111,204
InPost SA*	4,195	60,593
KGHM Polska Miedz SA*	2,391	81,834
LPP SA	19	84,925
mBank SA*	230	54,734
ORLEN SA	10,180	228,082
	Shares	Value
Common Stocks (continued)

Poland (continued)
Powszechna Kasa Oszczednosci Bank Polski SA	15,010	$331,153
Powszechny Zaklad Ubezpieczen SA	9,999	168,757
Santander Bank Polska SA	677	99,610
Total Poland		1,603,387

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	127,804	105,554
EDP SA	51,856	224,705
Jeronimo Martins SGPS SA	4,789	117,298
Navigator Co. SA (The)(a)	3,714	13,177
Total Portugal		460,734

Singapore — 1.9%
CapitaLand Ascendas REIT	62,046	133,432
CapitaLand Integrated Commercial Trust	98,219	166,556
Capitaland Investment Ltd.	39,830	85,349
City Developments Ltd.	6,954	33,018
DBS Group Holdings Ltd.	35,134	1,297,468
Mapletree Logistics Trust	59,093	52,837
Mapletree Pan Asia Commercial Trust	40,144	39,917
Oversea-Chinese Banking Corp., Ltd.	56,196	730,741
Singapore Exchange Ltd.	14,382	177,371
Singapore Telecommunications Ltd.	125,001	373,842
STMicroelectronics NV	11,286	290,059
United Overseas Bank Ltd.	22,410	625,134
UOL Group Ltd.	9,165	48,603
Total Singapore		4,054,327

Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	3,023	208,981
Amadeus IT Group SA	7,864	633,829
Banco Bilbao Vizcaya Argentaria SA	99,439	1,666,213
CaixaBank SA	61,152	577,427
Cellnex Telecom SA	10,017	355,412
Iberdrola SA	102,593	1,803,019
Red Electrica Corp. SA	7,104	137,818
Telefonica SA(a)	69,159	358,100
Total Spain		5,740,799

Sweden — 2.1%
AAK AB	3,063	79,276
AddTech AB, B Shares	4,178	141,267
Alfa Laval AB	4,951	216,357
Atlas Copco AB, A Shares	44,298	678,100
Atlas Copco AB, B Shares	26,320	357,727
Avanza Bank Holding AB(a)	2,080	77,107
Axfood AB	1,891	56,596
Beijer Ref AB(a)	6,560	110,501
Boliden AB*	4,882	150,515
Castellum AB(a)	7,085	81,087
Embracer Group AB*(a)	2,400	24,979
EQT AB(a)	8,998	303,043
Essity AB, Class B	10,610	262,538
H & M Hennes & Mauritz AB, B Shares(a)	9,686	131,349
Hexagon AB, B Shares(a)	36,065	398,903
Holmen AB, B Shares(a)	1,308	48,783
Husqvarna AB, B Shares	6,739	36,761
Indutrade AB	4,669	114,048
Investment AB Latour, B Shares	2,360	60,573
Nibe Industrier AB, B Shares	25,730	118,951
Securitas AB, B Shares	8,772	130,774
Skanska AB, B Shares	5,825	136,138
SSAB AB, A Shares	3,844	22,293
SSAB AB, B Shares(a)	10,047	57,133
Svenska Cellulosa AB SCA, Class B(a)	10,525	132,482
Sweco AB, B Shares	3,168	50,085
Swedish Orphan Biovitrum AB*	3,235	89,362
Tele2 AB, B Shares	9,436	146,280

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Sweden (continued)
Telia Co. AB(a)	39,644	$140,585
Thule Group AB	1,888	53,740
Volvo Car AB, Class B*(a)	8,099	15,576
Total Sweden		4,422,909

Switzerland — 4.3%
ABB Ltd.	27,969	1,843,360
Chocoladefabriken Lindt & Spruengli AG	17	250,797
DSM-Firmenich AG	4,368	422,547
Geberit AG	577	443,382
Givaudan SA	163	684,678
Kuehne + Nagel International AG	897	183,642
Lonza Group AG	1,223	861,469
Partners Group Holding AG	379	514,092
SGS SA	2,820	287,539
Sika AG	2,659	630,655
Straumann Holding AG	1,863	227,446
Swiss Life Holding AG	500	520,781
Swisscom AG(a)	446	310,588
Zurich Insurance Group AG	2,538	1,739,611
Total Switzerland		8,920,587

United Kingdom — 11.9%
3i Group PLC	16,733	919,179
Admiral Group PLC	4,135	187,034
Ashtead Group PLC	7,563	508,230
Associated British Foods PLC	5,248	152,649
AstraZeneca PLC	26,384	3,953,794
Auto Trader Group PLC	15,251	169,007
Aviva PLC	46,806	401,746
Barratt Redrow PLC	23,569	116,682
Berkeley Group Holdings PLC	1,687	81,486
BT Group PLC	105,078	287,982
Bunzl PLC	5,700	170,021
Coca-Cola Europacific Partners PLC	3,607	349,590
Compass Group PLC	29,704	1,047,576
ConvaTec Group PLC	28,826	89,035
Croda International PLC	2,253	77,877
DCC PLC	1,738	109,479
GSK PLC	72,113	1,353,204
Halma PLC	6,590	283,602
Hikma Pharmaceuticals PLC	2,762	71,786
ICG PLC	5,086	146,591
Informa PLC	23,119	265,621
InterContinental Hotels Group PLC	2,564	297,368
Intertek Group PLC	2,797	182,849
J Sainsbury PLC	30,797	123,651
JD Sports Fashion PLC	42,962	48,587
Kingfisher PLC	31,191	111,653
Land Securities Group PLC	12,989	99,266
Legal & General Group PLC	102,141	347,111
London Stock Exchange Group PLC	8,328	1,020,529
M&G PLC	42,267	146,323
Melrose Industries PLC	22,118	149,920
National Grid PLC	85,585	1,200,541
NatWest Group PLC	135,795	947,039
Next PLC	1,994	324,831
Pearson PLC	11,167	158,492
Phoenix Group Holdings PLC	13,057	114,732
Reckitt Benckiser Group PLC	11,912	894,117
RELX PLC	32,256	1,680,116
Rentokil Initial PLC	44,155	221,751
Rightmove PLC	13,613	147,469
Sage Group PLC (The)	17,118	276,367
Schroders PLC	13,884	71,840
Segro PLC	21,785	186,640
Smith & Nephew PLC	15,381	236,620
Spirax Group PLC	1,283	107,729
SSE PLC(a)	19,344	473,194
Taylor Wimpey PLC	61,718	83,512
	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
Tesco PLC	117,880	$663,607
Unilever PLC	43,462	2,535,274
United Utilities Group PLC	11,996	178,989
Vodafone Group PLC	351,552	381,578
Weir Group PLC (The)	4,561	160,914
Whitbread PLC	3,086	124,680
Wise PLC, Class A*	11,913	160,015
WPP PLC	18,950	102,817
Total United Kingdom		24,702,292

United States — 9.9%
Alcon AG(a)	8,604	760,962
CSL Ltd.	8,427	1,469,826
CyberArk Software Ltd.*	817	336,171
Experian PLC	16,052	850,544
Haleon PLC	158,131	752,297
James Hardie Industries PLC*	7,545	200,677
Monday.com Ltd.*	691	181,242
Nestle SA	46,075	4,034,151
Novartis AG	34,676	4,022,083
Roche Holding AG	12,369	3,916,101
Roche Holding AG, Bearer	505	169,650
Schneider Electric SE	9,511	2,484,676
Stellantis NV	34,239	304,217
Swiss Re AG	5,054	910,224
Tenaris SA	6,259	110,608
Total United States		20,503,429

Total Common Stocks

(Cost $182,781,257)		206,713,795

Preferred Stocks — 0.0%(b)

Germany — 0.0%(b)
Bayerische Motoren Werke AG, 5.61%	978	86,303
Sartorius AG, 0.39%	431	92,518

Total Preferred Stocks

(Cost $214,301)		178,821

Short-Term Investments — 0.7%

Money Market Funds — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.18%(c)(d)	1,178,468	1,178,468
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)	221,063	221,063

Total Short-Term Investments

(Cost $1,399,531)		1,399,531

Total Investments — 100.1% (Cost $184,395,089)		208,292,147
Other Assets and Liabilities, Net — (0.1)%		(306,910)
Net Assets — 100.0%		$207,985,237

Schedule of Investments ─ NYLI Candriam International Equity ETF

July 31, 2025 (unaudited)

		% of
Industry	Value	Net Assets
Financials	$46,454,507	22.3%
Industrials	34,473,116	16.6
Information Technology	26,247,183	12.6
Health Care	25,714,688	12.4
Consumer Discretionary	21,889,678	10.5
Consumer Staples	16,133,841	7.7
Communication Services	11,771,038	5.6
Materials	9,764,447	4.7
Utilities	7,256,383	3.5
Real Estate	5,576,892	2.7
Energy	1,610,843	0.8
Money Market Funds	1,399,531	0.7
Total Investments	$208,292,147	100.1%

Other Assets and Liabilities, Net	(306,910)	(0.1)

Total Net Assets	$207,985,237	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,644,322; total market value of collateral held by the Fund was $4,963,781. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,785,313.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

July 31, 2025 (unaudited)

Total Return Swap contracts outstanding at July 31, 2025:

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.5%	5/06/2026	Monthly	$1,107,128	$—

At July 31, 2025 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Fund pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f) Reflects the value at reset date of July 31, 2025.

Abbreviations

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$206,713,795	$—	$—	$206,713,795
Preferred Stocks	178,821	—	—	178,821
Short-Term Investments:
Money Market Funds	1,399,531	—	—	1,399,531
Total Investments in Securities	208,292,147	—	—	208,292,147
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—

(g)	For a complete listing of investments and their countries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2025 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.